Shareholder Fees - FidelityNASDAQCompositeIndexETF-PRO	Jan. 29, 2024 USD ($)
FidelityNASDAQCompositeIndexETF-PRO | Fidelity Nasdaq Composite Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none